Appendix 3 Details of Due Dates of Payments to Suppliers - Summary of Details of Due Dates of Payments to Suppliers (Detail) - Details of Due Dates of Payments to Suppliers [Member] - CLP ($)
$ in Thousands
	Dec. 31, 2019	Dec. 31, 2018
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current Payments to suppliers	$ 573,711,905	$ 468,236,126
Goods [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current Payments to suppliers	164,394,740	66,091,584
Services [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current Payments to suppliers	220,585,729	249,320,045
Other
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current Payments to suppliers	188,731,436	152,824,497
Up to 30 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current Payments to suppliers	371,174,912	354,462,178
Up to 30 days [Member] | Goods [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current Payments to suppliers	101,666,302	45,355,153
Up to 30 days [Member] | Services [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current Payments to suppliers	148,397,518	230,133,777
Up to 30 days [Member] | Other
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current Payments to suppliers	121,111,092	78,973,248
From 31 to 60 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current Payments to suppliers	76,869,205	95,208,677
From 31 to 60 days [Member] | Goods [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current Payments to suppliers	5,579,618	4,284,025
From 31 to 60 days [Member] | Services [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current Payments to suppliers	71,069,622	19,179,502
From 31 to 60 days [Member] | Other
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current Payments to suppliers	219,965	71,745,150
From 61 to 90 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current Payments to suppliers	21,342,007	16,452,406
From 61 to 90 days [Member] | Goods [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current Payments to suppliers	9,045,950	16,452,406
From 61 to 90 days [Member] | Services [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current Payments to suppliers	1,118,102
From 61 to 90 days [Member] | Other
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current Payments to suppliers	11,177,955
From 121 to 365 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current Payments to suppliers	48,102,870
From 121 to 365 days [Member] | Goods [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current Payments to suppliers	48,102,870
More than 365 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current Payments to suppliers	56,222,911	2,112,865
More than 365 days [Member] | Services [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current Payments to suppliers	487	6,766
More than 365 days [Member] | Other
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current Payments to suppliers	$ 56,222,424	$ 2,106,099